Eaton Vance

National Ultra-Short Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.6%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
Grand Canyon University, 3.25%, 10/1/23	$2,900	$2,915,021

Total Corporate Bonds — 0.6% (identified cost $2,900,000)		$2,915,021

Tax-Exempt Municipal Obligations — 87.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 0.826%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$10,026,400

		$10,026,400

Education — 6.1%
California Infrastructure and Economic Development Bank, (The Colburn School), 1.30%, (SIFMA + 1.20%), 6/1/22 (Put Date), 8/1/37(1)	$20,000	$20,012,600
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 0.68%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,495	3,490,142
Montana State University, 0.55%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,605	1,608,627
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 0.09%, 8/1/34(2)(3)	4,730	4,730,000

		$29,841,369

Electric Utilities — 5.8%
JEA, FL, Electric System Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.13%, 10/1/34(3)	$1,700	$1,700,000
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 0.819%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	5,050	5,050,707
Series 2015C, 0.819%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,750,263
Oklahoma Municipal Power Authority, 0.49%, (SIFMA + 0.39%), 1/1/23(1)	1,775	1,775,035
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 0.09%, 10/1/33(3)	10,000	10,000,000
Seattle, WA, Municipal Light and Power Revenue, 0.59%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,026,720

		$28,302,725

General Obligations — 5.0%
Arkansas, 5.00%, 6/15/22	$15,000	$15,329,550
California, (LOC: U.S. Bank, N.A.), 0.05%, 5/1/40(5)	5,000	5,000,000
Connecticut, 0.95%, (SIFMA + 0.85%), 3/1/22(1)	700	700,637
Douglas County School District, GA, 5.00%, 4/1/23	725	767,637

Security	Principal Amount (000’s omitted)	Value
Suffolk County, NY:
5.00%, 6/15/23(4)	$1,500	$1,582,530
5.00%, 10/1/23(4)	650	684,067

		$24,064,421

Hospital — 25.2%
Arizona Health Facilities Authority, (Banner Health):
0.35%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	$2,400	$2,400,888
(LOC: Bank of America, N.A.), 0.08%, 1/1/46(5)	3,000	3,000,000
Arizona Health Facilities Authority, (Phoenix Children’s Hospital), 1.95%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	7,500	7,559,025
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.70%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,021,650
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.08%, 1/15/37(5)	1,500	1,500,000
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,765	2,820,660
Franklin County, OH, (Trinity Health Credit Group), 0.10% to 2/1/22 (Put Date), 12/1/46	1,500	1,500,030
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.138%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,022,680
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.67%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,807,182
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.85%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(1)	7,500	7,507,650
Indiana Finance Authority, (Parkview Health), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,560	6,576,269
Indiana Finance Authority, (Sisters of St. Francis Health Services, Inc. Obligated Group), (LOC: Barclays Bank PLC), 0.06%, 11/1/37(5)	3,815	3,815,000
Iowa Finance Authority, (Iowa Health System), 0.68%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(2)	10,635	10,644,997
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 1.20%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,580	1,585,814
Louisiana Public Facilities Authority, (Louisiana Children’s Medical Center), 0.75%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,018,600
Michigan Finance Authority, (Trinity Health Credit Group), 0.58%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(1)	5,000	5,000,650
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 0.82%, (SIFMA + 0.72%), 9/1/23 (Put Date), 9/1/51(1)	10,500	10,500,315
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.109%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,012,220
Ohio, (Cleveland Clinic Health System), 0.50%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,457,702
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.70%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,538,925
Spartanburg Regional Health Services District, Inc., SC, 5.00%, 4/15/22(4)	1,600	1,618,352
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
0.65%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	1,000	1,002,020
0.75%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,268,142

		$122,178,771

Security	Principal Amount (000’s omitted)	Value
Housing — 6.0%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.65%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$3,920,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 0.65%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	10,000	10,048,000
New York Mortgage Agency:
(AMT), 1.05%, 4/1/26	1,275	1,271,647
(AMT), 1.15%, 10/1/26	1,330	1,328,869
Pennsylvania Housing Finance Agency:
0.641%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,449,150
0.671%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,012,150
Washington Housing Finance Commission, 0.65%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	5,025,150

		$29,054,966

Industrial Development Revenue — 5.2%
Dallas-Fort Worth International Airport Facility Improvement Corp., TX, (FlightSafety Texas, Inc.), (AMT), 0.13%, 7/1/32(3)	$25,000	$25,000,000

		$25,000,000

Insured-General Obligations — 0.8%
Allegheny County, PA, (AGM), 0.638%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,885	$3,886,476

		$3,886,476

Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), 1.65%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$2,021,880

		$2,021,880

Other Revenue — 13.2%
Black Belt Energy Gas District, AL, 0.72%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$20,000	$20,138,000
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 0.45%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	2,630	2,637,811
Northern California Gas Authority No. 1, Gas Project Revenue, 0.808%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	3,295	3,321,031
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.927%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,669,400
Southeast Alabama Gas Supply District, (Project No. 2), 0.916%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,499,892
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center):
1.15%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,058,200
1.168%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	2,000	2,000,540

		$64,324,874

Senior Living/Life Care — 1.2%
Iowa Finance Authority, (Lifespace Communities, Inc.), 0.585%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$5,500,220
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/23	125	128,376

		$5,628,596

Special Tax Revenue — 0.0%(6)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	$35	$0
Series 2010A-2, 5.75%, 5/1/38	60	60,566

Security	Principal Amount (000’s omitted)	Value
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	$90	$54,165

		$114,731

Transportation — 7.0%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.20%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$7,018,404
Charlotte, NC, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/23	1,750	1,872,500
Lincoln Airport Authority, NE:
(AMT), 5.00%, 7/1/25	515	592,554
(AMT), 5.00%, 7/1/26	750	889,763
Metropolitan Transportation Authority, NY, 0.53%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	20,023,200
Pennsylvania Turnpike Commission:
0.70%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,005,940
0.80%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,511,850

		$33,914,211

Water and Sewer — 9.8%
East Bay Municipal Utility District, CA, (SPA: Wells Fargo Bank, N.A.), 0.09%, 6/1/38(3)	$2,500	$2,500,000
Metropolitan Water District of Southern California:
0.24%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(1)	4,875	4,873,147
0.35%, (SIFMA + 0.25%), 5/21/24 (Put Date), 7/1/47(1)	6,000	5,997,720
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 0.08%, 6/15/50(5)	6,300	6,300,000
(SPA: State Street Bank and Trust Company), 0.07%, 6/15/45(5)	25,000	25,000,000
North Penn Water Authority, PA:
0.46%, (SIFMA + 0.36%), 11/1/22(1)	1,450	1,449,986
0.66%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,698,028

		$47,818,881

Total Tax-Exempt Municipal Obligations — 87.8%
(identified cost $425,351,904)		$426,178,301

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.1%
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$300	$301,371
(BAM), 1.25%, 5/15/23	150	150,309

		$451,680

Other Revenue — 1.4%
Golden State Tobacco Securitization Corp., CA:
1.237%, 6/1/22	$2,900	$2,902,697
1.337%, 6/1/23	3,800	3,807,904

		$6,710,601

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living):
1.67%, 11/15/22	$295	$294,507
1.72%, 11/15/23	300	298,071

		$592,578

Special Tax Revenue — 0.1%
Riverside Unified School District Financing Authority, CA, 1.077%, 9/1/24	$500	$498,235

		$498,235

Student Loan — 1.0%
Massachusetts Educational Financing Authority, 1.638%, 7/1/26	$5,000	$4,965,750

		$4,965,750

Total Taxable Municipal Obligations — 2.7% (identified cost $13,245,000)		$13,218,844

Total Investments — 91.1% (identified cost $441,496,904)		$442,312,166

Other Assets, Less Liabilities — 8.9%		$43,419,222

Net Assets — 100.0%		$485,731,388

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.0%
California	12.1%
Pennsylvania	11.1%
Others, representing less than 10% individually	54.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 1.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 0.9% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $15,374,997 or 3.2% of the Fund’s net assets.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(4)	When-issued security.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(6)	Amount is less than 0.05%.

(7)	Issuer is in default with respect to interest and/or principal payments.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,915,021	$—	$2,915,021
Tax-Exempt Municipal Obligations	—	426,178,301	—	426,178,301
Taxable Municipal Obligations	—	13,218,844	—	13,218,844
Total Investments	$—	$442,312,166	$—	$442,312,166

Name and Investment Policy Change

Effective January 1, 2022, the name of Eaton Vance National Ultra-Short Municipal Income Fund was changed from Eaton Vance Floating-Rate Municipal Income Fund. The Fund also eliminated its policy of investing at least 80% of its assets in (i) municipal floating-rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.